Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 136,028,570.00
Previously Paid Amount	12,495.59
Total Fee Amount	18,785.55
Total Offset Amount	0.00
Net Fee	$ 6,289.96